April 25, 2008

THE DREYFUS/LAUREL FUNDS, INC.
DREYFUS BOND MARKET INDEX FUND
DREYFUS DISCIPLINED STOCK FUND
DREYFUS PREMIER BALANCED FUND
DREYFUS PREMIER LARGE COMPANY STOCK FUND
DREYFUS PREMIER LIMITED TERM INCOME FUND
DREYFUS PREMIER MIDCAP STOCK FUND
DREYFUS PREMIER SMALL CAP VALUE FUND
DREYFUS PREMIER TAX MANAGED GROWTH FUND
DREYFUS MONEY MARKET RESERVES
DREYFUS AMT-FREE MUNICIPAL RESERVES
DREYFUS U.S. TREASURY RESERVES
DREYFUS PREMIER CORE EQUITY FUND
DREYFUS PREMIER STRATEGIC INCOME FUND

THE DREYFUS/LAUREL FUNDS TRUST
DREYFUS PREMIER 130/30 GROWTH FUND
DREYFUS PREMIER EQUITY INCOME FUND
DREYFUS PREMIER GLOBAL EQUITY INCOME FUND
DREYFUS PREMIER INTERNATIONAL BOND FUND
DREYFUS TAX MANAGED BALANCED FUND

Supplement to Current Statement of Additional Information

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information.

Fund shares (with respect to Bond Index Fund, Investor shares only) are offered without regard to the minimum initial or subsequent investment amount requirements to investors purchasing Fund shares through wrap fee accounts or other fee based programs.